Goodwill and Intangible Assets (Details 2) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in Accounting Estimate [Line Items]
Total			$ 79
Intangible Assets, Amortization Period [Member]
Change in Accounting Estimate [Line Items]
2025		$ 37
2026	$ 21	21
2027	22	9
2028	14	9
2029	14	9
Thereafter
Total	$ 99	$ 85